UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Mortgage Securities Fund
(Institutional and Investor Class (formerly Initial Class))
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Maturity Date as of June 30, 2017
Maturity	Percentage of Fund Investments
1 to 3 Years	1.99%
3 to 5 Years	9.09
5 to 10 Years	14.81
10 to 20 Years	12.28
20 to 30 Years	58.89
Over 30 Years	2.15
Short Term Investments	0.79
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,015.20	$1.25
Hypothetical (5% return before expenses)	$1,000.00	$1,023.60	$1.25
Investor Class
Actual	$1,000.00	$1,014.10	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 3.97%
$1,500,000	Ares XLIII Ltd(a)(b) Series 2017-43A Class C 3.66%, 10/15/2029	$ 1,499,900
2,500,000	Atrium VIII(a)(b) Series 8A Class CR 3.65%, 10/23/2024	2,506,362
1,500,000	Carlyle US Ltd(a)(b) Series 2017-1A Class B 3.40%, 04/20/2031	1,501,201
1,500,000	CIFC Funding Ltd(a)(b) Series 2017-1A Class C 3.61%, 04/23/2029	1,499,912
123,709	Citicorp Residential Mortgage Trust(c) Series 2006-2 Class A6 5.62%, 09/25/2036	128,456
1,500,000	KKR Ltd(a)(b) Series 2017 Class C 3.41%, 04/15/2029	1,501,170
1,500,000	Octagon Investment Partners 30 Ltd(a)(b) Series 2017-1A Class B 3.50%, 03/17/2030	1,501,353
1,500,000	Race Point VIII Ltd(a)(b) Series 2013-8A Class CR 3.67%, 02/20/2030	1,502,355
1,500,000	Shackleton Ltd(a)(b) Series 2017-10A Class C 3.55%, 04/20/2029	1,501,324
	Towd Point Mortgage Trust(a)(b)
	Series 2015-4 Class A1B
646,765	2.75%, 04/25/2055	651,686
	Series 2015-5 Class A1B
683,633	2.75%, 05/25/2055	688,897
996,602	Trinity Rail Leasing LP(a) Series 2012-1A Class A1 2.27%, 01/15/2043	967,226
		15,449,842
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass-Through Certificates(b) Series T-34 Class A1V 1.46%, 07/25/2031	145,059
TOTAL ASSET-BACKED SECURITIES — 4.01% (Cost $15,559,055)		$ 15,594,901
BANK LOANS
997,500	Casella Waste System Inc(b) 3.96%, 10/17/2023	1,000,617
1,000,000	CityCenter Holdings LLC(b) 3.80%, 04/18/2024	1,001,071
1,500,000	Doosan Bobcat Inc(b) 3.92%, 05/12/2024	1,502,345
1,658,333	Quickrete Holdings Inc(b) 4.47%, 11/15/2023	1,654,418
Principal Amount		Fair Value
Bank Loans — (continued)
$ 714,963	Zayo Group LLC(b) 3.72%, 01/19/2024	$ 716,303
TOTAL BANK LOANS — 1.51% (Cost $5,848,819)		$ 5,874,754
CORPORATE BONDS AND NOTES
Financial — 0.26%
1,011,960	Caledonia Generating LLC(a) 1.95%, 02/28/2022	996,989
Utilities — 0.23%
848,706	New Valley Generation V Pass Through Trust 4.93%, 01/15/2021	902,731
TOTAL CORPORATE BONDS AND NOTES — 0.49% (Cost $1,929,020)		$ 1,899,720
MORTGAGE-BACKED SECURITIES
Non-Agency — 1.82%
1,000,000	GS Mortgage Securities Trust Series 2017-GS5 Class A2 3.22%, 03/10/2050	1,034,003
1,000,000	Mill City Mortgage Loan Trust(a)(b) Series 2017-2 Class A1 2.75%, 07/25/2059	1,009,500
	Seasoned Credit Risk Transfer Trust
	Series 2016-1 Class MT
2,918,137	3.00%, 09/25/2055	2,924,286
	Series 2017-1 Class MT
1,139,755	3.00%, 01/25/2056	1,129,559
1,000,000	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class ASB 2.51%, 08/15/2049	984,989
		7,082,337
U.S. Government Agency — 83.82%
1,200,065	Federal Deposit Insurance Corp Trust(a) Series 2013-R1 Class A 1.15%, 03/25/2033	1,189,376
	Federal Home Loan Mortgage Corp
750,000	3.50%, TBA	770,273
11,864	11.00%, 07/01/2020	11,985
31,392	11.00%, 08/01/2020	32,528
53,837	5.50%, 04/01/2022	56,561
130,405	4.50%, 03/01/2024	138,520
475,441	4.50%, 04/01/2024	504,607
263,810	4.50%, 05/01/2024	280,203
286,325	4.50%, 12/01/2024	304,633
8,423	9.50%, 04/01/2025	9,402

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 302,884	4.00%, 03/01/2026	$ 317,957
2,538,452	3.00%, 12/01/2026	2,608,430
997,594	3.00%, 04/01/2027	1,025,095
1,229,335	3.00%, 07/01/2029	1,265,122
559,949	3.00%, 05/01/2030	575,386
1,244,478	3.50%, 02/01/2032	1,299,014
23,831	7.50%, 03/01/2032	23,900
61,248	7.00%, 09/01/2032	67,763
205,638	5.50%, 05/01/2033	229,975
146,063	5.50%, 06/01/2033	163,305
109,588	5.50%, 08/01/2033	121,400
90,947	5.50%, 01/01/2034	101,721
1,167,121	4.00%, 05/01/2034	1,240,053
212,075	5.50%, 10/01/2034	235,543
184,939	5.00%, 08/01/2035	201,923
622,186	5.00%, 09/01/2035	680,357
109,342	5.50%, 09/01/2035	122,641
474,531	5.00%, 12/01/2035	517,867
32,107	5.00%, 01/01/2036	35,111
417,627	6.00%, 01/01/2036	473,864
208,892	6.00%, 03/01/2036	236,519
193,369	6.00%, 07/01/2036	221,510
2,503,241	3.00%, 09/01/2036	2,542,368
44,919	5.50%, 05/01/2038	49,857
37,224	6.00%, 05/01/2038	42,121
140,949	5.00%, 06/01/2038	154,493
884,450	4.50%, 02/01/2040	954,214
1,277,721	5.00%, 03/01/2040	1,399,326
751,871	4.00%, 10/01/2040	793,809
967,823	4.00%, 01/01/2041	1,021,807
555,067	4.00%, 02/01/2041	586,046
603,950	3.50%, 02/01/2042	623,014
718,673	4.00%, 03/01/2042	758,812
2,180,623	3.50%, 06/01/2042	2,249,461
3,687,787	3.50%, 08/01/2042	3,804,182
1,370,826	3.50%, 09/01/2042	1,414,104
1,321,325	3.00%, 11/01/2042	1,326,107
438,528	3.50%, 11/01/2042	452,373
686,929	3.50%, 03/01/2043	708,612
2,299,600	3.00%, 04/01/2043	2,308,510
1,798,255	3.00%, 06/01/2043	1,802,992
957,266	4.00%, 06/01/2043	1,016,096
1,849,134	3.00%, 07/01/2043	1,853,235
851,234	4.50%, 11/01/2043	914,398
1,426,970	4.00%, 01/01/2044	1,503,485
2,469,722	4.00%, 05/01/2044	2,614,426
496,059	4.00%, 10/01/2044	525,124
2,369,240	3.50%, 10/01/2045	2,435,212
1,796,591	3.50%, 12/01/2045	1,846,617
1,563,908	3.50%, 05/01/2046	1,607,455
4,749,527	3.00%, 10/01/2046	4,741,591
6,742,113	3.00%, 11/01/2046	6,735,899
5,779,943	4.50%, 03/01/2047	6,189,765
988,894	4.50%, 04/01/2047	1,059,053
1,205,024	4.00%, 05/01/2047	1,268,094
	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust(a)(b)
	Series 2012-K705 Class B
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$1,410,000	4.30%, 09/25/2044	$ 1,441,925
	Series 2013-K27 Class B
2,250,000	3.62%, 01/25/2046	2,309,476
	Series 2011-K12 Class B
2,500,000	4.49%, 01/25/2046	2,648,794
2,250,000	Federal Home Loan Mortgage Corp Multifamily Mortgage Trust Aggregation Risk Transfer Trust(b) Series 2017-KT01 Class A 1.54%, 02/25/2020	2,255,918
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K504 Class A2
1,000,000	2.57%, 09/25/2020(b)	1,018,593
	Series K714 Class A2
5,050,000	3.03%, 10/25/2020(b)	5,210,587
	Series K010 Class A2
5,500,000	4.33%, 10/25/2020(b)	5,890,181
	Series K013 Class A2
4,000,000	3.97%, 01/25/2021(b)	4,254,783
	Series K717 Class A2
3,000,000	2.99%, 09/25/2021	3,106,878
	Series K721 Class A1
2,762,709	2.61%, 01/25/2022	2,794,063
	Series KJ09 Class A1
4,012,252	2.02%, 04/25/2022	4,018,208
	Series K722 Class A1
2,752,594	2.18%, 05/25/2022	2,757,755
	Series K721 Class A2
3,000,000	3.09%, 08/25/2022(b)	3,118,811
	Series K026 Class A2
1,100,000	2.51%, 11/25/2022	1,110,249
	Series K722 Class A2
6,000,000	2.41%, 03/25/2023	6,033,978
	Series K725 Class A2
2,000,000	3.00%, 01/25/2024	2,058,893
	Series K056 Class A1
1,669,942	2.20%, 07/25/2025	1,646,681
	Series K059 Class A1
5,942,698	2.76%, 09/25/2025	6,022,553
	Series K058 Class A1
4,687,607	2.34%, 07/25/2026	4,645,058
	Series K061 Class A1
1,237,289	3.01%, 08/25/2026	1,270,239
	Federal National Mortgage Association
2,002	5.50%, 01/01/2018	2,010
40,427	5.50%, 04/01/2018	40,680
62,423	5.00%, 05/01/2018	63,917
7,173	5.00%, 06/01/2018	7,344
132,268	5.00%, 08/01/2018	135,432
57,601	5.00%, 06/01/2023	60,900
5,276	8.50%, 08/01/2024	5,856
1,111,470	4.00%, 01/01/2025	1,175,011
373,464	4.00%, 07/01/2025	392,984
358,973	4.00%, 09/01/2025	377,744
1,238,671	3.50%, 11/01/2025	1,289,457
306,727	4.00%, 12/01/2025	322,767

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 28,691	8.50%, 11/01/2026	$ 28,993
492,728	3.00%, 06/01/2027	507,040
2,092,036	3.00%, 08/01/2029	2,148,340
271,599	4.50%, 02/01/2030	291,966
268,411	4.50%, 03/01/2030	288,508
1,222,843	3.00%, 10/01/2030	1,255,752
71,682	7.00%, 02/01/2031	78,907
94,485	7.00%, 09/01/2031	109,884
217,782	6.50%, 12/01/2031	241,327
124,792	7.00%, 12/01/2031	135,925
441,464	6.50%, 01/01/2032	488,576
46,745	7.00%, 01/01/2032	47,546
267,153	6.50%, 02/01/2032	298,899
3,273,144	3.00%, 05/01/2032	3,352,502
163,942	6.00%, 02/01/2033	171,240
263,788	6.00%, 03/01/2033	304,011
253,997	5.50%, 07/01/2033	284,232
456,975	5.00%, 09/01/2033	501,255
140,403	5.50%, 09/01/2033	157,171
85,537	5.00%, 11/01/2033	93,823
302,239	5.50%, 11/01/2033	340,773
105,540	5.50%, 12/01/2033	118,258
161,927	5.50%, 03/01/2034	181,306
113,872	5.50%, 10/01/2034	127,402
210,797	5.50%, 12/01/2034	235,921
189,850	5.50%, 01/01/2035	212,485
398,409	5.50%, 02/01/2035	446,421
806,824	3.00%, 03/01/2035	822,528
1,000,119	3.50%, 04/01/2035	1,041,160
189,618	5.50%, 05/01/2035	212,410
30,057	5.00%, 08/01/2035	32,975
221,720	5.00%, 09/01/2035	243,243
535,575	5.00%, 10/01/2035	587,880
179,075	5.50%, 10/01/2035	200,708
377,672	6.00%, 12/01/2035	430,591
203,344	5.50%, 01/01/2036	227,407
203,892	6.00%, 01/01/2036	232,462
74,812	6.00%, 02/01/2036	84,650
84,016	6.00%, 03/01/2036	95,490
324,273	5.50%, 05/01/2036	361,024
53,661	6.00%, 12/01/2036	60,651
109,006	6.00%, 05/01/2037	123,699
184,675	5.00%, 07/01/2037	202,560
429,501	5.50%, 03/01/2038	477,514
420,364	5.50%, 06/01/2038	470,118
234,614	4.50%, 02/01/2039	254,510
364,922	5.00%, 04/01/2039	401,570
833,661	4.50%, 05/01/2039	908,149
395,477	4.50%, 06/01/2039	429,271
1,004,180	4.50%, 08/01/2039	1,083,021
963,284	5.00%, 11/01/2039	1,062,929
474,895	5.00%, 12/01/2039	524,427
200,492	4.50%, 03/01/2040	216,612
592,745	5.00%, 06/01/2040	653,222
1,518,576	4.50%, 08/01/2040	1,641,865
226,323	4.50%, 09/01/2040	244,853
992,475	5.00%, 09/01/2040	1,084,374
539,363	4.50%, 11/01/2040	582,911
648,334	5.00%, 01/01/2041	716,705
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 554,621	4.50%, 02/01/2041	$ 601,980
161,587	4.00%, 03/01/2041	170,468
3,016,250	4.50%, 03/01/2041	3,261,170
762,690	4.50%, 04/01/2041	825,004
1,330,073	4.50%, 08/01/2041	1,436,223
753,869	4.00%, 09/01/2041	798,351
785,763	4.50%, 10/01/2041	851,234
2,296,558	3.50%, 12/01/2041	2,369,022
2,519,571	4.00%, 12/01/2041	2,668,788
3,414,207	3.50%, 04/01/2042	3,520,262
1,446,582	4.00%, 07/01/2042	1,535,141
1,057,608	3.50%, 08/01/2042	1,090,468
427,243	3.00%, 09/01/2042	428,963
1,404,187	3.50%, 09/01/2042	1,427,684
1,148,189	3.50%, 10/01/2042	1,183,590
602,345	3.50%, 11/01/2042	621,394
796,527	3.00%, 12/01/2042	799,735
2,422,022	3.00%, 03/01/2043	2,431,604
2,422,931	3.00%, 05/01/2043	2,432,660
1,767,294	3.50%, 05/01/2043	1,824,601
1,477,924	3.00%, 07/01/2043	1,470,153
1,275,635	3.00%, 08/01/2043	1,280,502
948,417	3.50%, 08/01/2043	978,321
880,058	3.00%, 09/01/2043	883,593
725,349	3.50%, 09/01/2043	737,540
1,776,507	4.00%, 10/01/2043	1,884,482
1,687,682	4.00%, 09/01/2044	1,774,635
1,082,010	4.00%, 11/01/2044	1,145,571
2,445,776	3.50%, 02/01/2045	2,519,634
983,834	4.00%, 07/01/2045	1,034,523
1,389,650	3.50%, 08/01/2045	1,427,723
1,367,959	4.00%, 09/01/2045	1,438,440
8,058,905	3.50%, 12/01/2045	8,279,698
8,440,595	3.50%, 01/01/2046	8,671,845
3,586,636	4.00%, 01/01/2046	3,771,427
1,709,526	3.50%, 02/01/2046	1,756,362
2,582,741	3.50%, 03/01/2046	2,653,502
2,943,337	4.00%, 03/01/2046	3,094,984
8,079,403	3.50%, 07/01/2046	8,300,758
5,513,515	4.00%, 07/01/2046	5,797,583
1,093,444	3.50%, 09/01/2046	1,126,685
7,729,065	3.00%, 10/01/2046	7,738,077
4,653,272	4.00%, 10/01/2046	4,893,018
3,152,901	3.00%, 11/01/2046	3,150,197
4,958,887	3.50%, 01/01/2047	5,094,748
1,960,239	4.00%, 03/01/2047	2,061,235
1,993,782	4.00%, 04/01/2047	2,096,506
2,000,000	4.00%, 06/01/2047	2,103,044
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2012-M9 Class ASQ2
285,875	1.51%, 12/25/2017	285,670
	Series 2017-M1 Class A1
1,969,210	2.50%, 09/25/2026(b)	1,960,548
	Government National Mortgage Association
2,417	9.50%, 05/20/2022	2,426
5,602	8.00%, 11/20/2023	6,069

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,633	7.50%, 10/20/2028	$ 2,928
2,669	7.50%, 12/20/2028	2,930
242,633	5.00%, 10/20/2033	269,917
195,623	5.00%, 02/20/2034	215,380
204,271	5.50%, 11/20/2034	228,298
168,892	5.50%, 04/20/2035	188,767
160,366	5.00%, 12/20/2035	176,420
101,490	5.50%, 05/20/2039	112,112
2,465,127	4.00%, 12/15/2040	2,612,090
1,289,049	4.00%, 01/15/2041	1,360,416
1,866,062	4.50%, 02/20/2041	2,037,584
1,419,317	4.00%, 03/20/2041	1,505,435
441,723	4.00%, 05/20/2041	468,285
1,737,272	4.00%, 07/20/2041	1,840,099
1,053,842	4.00%, 09/15/2041	1,116,019
769,306	3.50%, 08/15/2042	798,925
3,106,289	3.50%, 08/20/2045	3,227,855
2,613,879	3.50%, 12/20/2045	2,709,647
1,649,171	3.00%, 01/20/2046	1,667,409
1,875,942	3.50%, 01/20/2046	1,944,674
1,543,690	3.50%, 03/20/2046	1,600,248
1,277,389	3.00%, 04/20/2046	1,291,516
1,918,085	3.50%, 04/20/2046	1,988,360
1,908,791	3.00%, 09/20/2046	1,929,900
743,273	3.00%, 10/20/2046	751,493
1,250,000	3.50%, 06/20/2047	2,591,466
	Vendee Mortgage Trust
	Series 1993-3 Class 1
448,419	5.59%, 09/15/2023(b)	475,445
	Series 1996-3 Class 1Z
1,046,431	6.75%, 09/15/2026	1,157,080
	Series 2011-2 Class V
1,435,811	3.75%, 02/15/2028	1,454,907
	Series 2002-1 Class 1A
535,238	6.00%, 10/15/2031	597,338
	Series 2008-1 Class GD
1,559,704	5.25%, 01/15/2032	1,651,941
		325,685,604
TOTAL MORTGAGE-BACKED SECURITIES — 85.64% (Cost $333,316,060)		$332,767,941
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
3,400,000	1.75%, 12/14/2018	3,418,418
1,500,000	3.13%, 12/11/2020	1,569,222
3,000,000	1.75%, 03/12/2021(d)	2,996,580
500,000	5.75%, 06/12/2026	621,656
Principal Amount		Fair Value
U.S. Government Agency Bonds and Notes — (continued)
$2,000,000	Tennessee Valley Authority 2.88%, 09/15/2024	$ 2,063,248
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 2.75% (Cost $10,512,978)		$ 10,669,124
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
1,000,000	1.25%, 04/30/2019	997,578
1,000,000	1.00%, 11/30/2019	989,414
6,000,000	1.63%, 02/15/2026	5,701,638
2,500,000	2.00%, 11/15/2026	2,437,987
3,250,000	4.75%, 02/15/2037	4,334,561
5,000,000	2.88%, 05/15/2043	5,054,295
900,000	2.50%, 02/15/2045(e)	841,254
3,000,000	2.50%, 02/15/2046	2,797,149
TOTAL U.S. TREASURY BONDS AND NOTES — 5.96% (Cost $22,915,871)		$ 23,153,876
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.50%
900,000	Repurchase agreement (principal amount/value $900,000 with a maturity value of $900,083 with Daiwa Capital Markets America Inc, 1.10%, dated 6/30/17 to be repurchased at $900,083 on 7/3/17 collateralized by a U.S. Treasury security, 1.63%, 7/31/20, with a value of $918,040.	900,000
52,559	Undivided interest of 0.20% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $52,559 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(f)	52,559

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 43,180	Undivided interest of 0.21% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $43,180 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(f)	$ 43,180
930,511	Undivided interest of 0.78% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $930,511 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(f)	930,511
SHORT TERM INVESTMENTS — 0.50% (Cost $1,926,250)		$ 1,926,250
TOTAL INVESTMENTS — 100.86% (Cost $392,008,053)		$391,886,566
OTHER ASSETS & LIABILITIES, NET — (0.86)%		$ (3,345,473)
TOTAL NET ASSETS — 100.00%		$388,541,093
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2017, the aggregate cost and fair value of 144A securities was $24,943,250 and $24,917,446, respectively, representing 6.41% of net assets.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2017. Maturity date disclosed represents final maturity date.
(d)	All or a portion of the security is on loan at June 30, 2017.
(e)	All or a portion of the security has been segregated to cover TBA commitments.
(f)	Collateral received for securities on loan.
LP	Limited Partnership
TBA	To Be Announced
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West U.S. Government Mortgage Securities Fund
ASSETS:
Investments in securities, fair value (including $1,005,440 of securities on loan)(a)	$389,960,316
Repurchase agreements, fair value(b)	1,926,250
Interest receivable	1,292,724
Subscriptions receivable	756,241
Receivable for investments sold	2,260,990
Total Assets	396,196,521
LIABILITIES:
Due to brokers (TBAs)	773,844
Payable for custodian fees	158,599
Payable for investments purchased	4,654,980
Payable for director fees	789
Payable for other accrued fees	26,559
Payable for shareholder services fees	54,986
Payable to investment adviser	66,982
Payable upon return of securities loaned	1,026,250
Redemptions payable	892,439
Total Liabilities	7,655,428
NET ASSETS	$388,541,093
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,663,548
Paid-in capital in excess of par	385,496,305
Net unrealized depreciation	(121,487)
Undistributed net investment income	240,041
Accumulated net realized loss	(737,314)
NET ASSETS	$388,541,093
NET ASSETS BY CLASS
Investor Class	$187,129,372
Institutional Class	$201,411,721
CAPITAL STOCK:
Authorized
Investor Class	75,000,000
Institutional Class	75,000,000
Issued and Outstanding
Investor Class	15,703,144
Institutional Class	20,932,339
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.92
Institutional Class	$9.62
(a) Cost of investments	$390,081,803
(b) Cost of repurchase agreements	$1,926,250
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West U.S. Government Mortgage Securities Fund
INVESTMENT INCOME:
Interest	$5,240,173
Income from securities lending	2,161
Total Income	5,242,334
EXPENSES:
Management fees	476,999
Shareholder services fees – Investor Class	346,484
Audit and tax fees	7,707
Custodian fees	4,345
Director's fees	789
Legal fees	646
Pricing fees	8,143
Registration fees	4,272
Shareholder report fees	2,275
Transfer agent fees	1,469
Other fees	46
Total Expenses	853,175
Less amount waived by investment adviser	15,974
Net Expenses	837,201
NET INVESTMENT INCOME	4,405,133
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(94,204)
Net change in unrealized appreciation on investments	1,613,790
Net Realized and Unrealized Gain	1,519,586
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,924,719
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West U.S. Government Mortgage Securities Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$4,405,133	$6,991,829
Net realized gain (loss)	(94,204)	1,396,593
Net change in unrealized appreciation (depreciation)	1,613,790	(5,732,578)
Net Increase in Net Assets Resulting from Operations	5,924,719	2,655,844
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(6,227)
Institutional Class	-	(6,928)
From return of capital	0	(13,155)
From net investment income
Investor Class	(1,574,502)	(2,975,749)
Institutional Class	(2,590,590)	(4,645,356)
From net investment income	(4,165,092)	(7,621,105)
From net realized gains
Investor Class	-	(657,524)
Institutional Class	-	(726,582)
From net realized gains	0	(1,384,106)
Total Distributions	(4,165,092)	(9,018,366)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	42,012,386	129,123,402
Institutional Class	28,061,817	62,643,139
Shares issued in reinvestment of distributions
Investor Class	1,574,502	3,639,500
Institutional Class	2,590,590	5,378,866
Shares redeemed
Investor Class	(63,110,523)	(68,444,879)
Institutional Class	(14,888,914)	(33,540,023)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,760,142)	98,800,005
Total Increase (Decrease) in Net Assets	(2,000,515)	92,437,483
NET ASSETS:
Beginning of Period	390,541,608	298,104,125
End of Period(a)	$388,541,093	$390,541,608
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,532,077	10,618,020
Institutional Class	2,913,838	6,350,802
Shares issued in reinvestment of distributions
Investor Class	132,156	303,146
Institutional Class	268,959	552,158
Shares redeemed
Investor Class	(5,298,676)	(5,651,890)
Institutional Class	(1,542,686)	(3,397,553)
Net Increase	5,668	8,774,683
(a) Including undistributed net investment income:	$240,041	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$11.85	0.12	0.05	0.17	-	(0.10)	-	(0.10)	$11.92	1.41% (d)
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (e)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
12/31/2015	$12.13	0.27	(0.17)	0.10	(0.00) (e)	(0.25)	(0.03)	(0.28)	$11.95	0.79%
12/31/2014	$11.80	0.29	0.35	0.64	-	(0.30)	(0.01)	(0.31)	$12.13	5.45%
12/31/2013	$12.32	0.28	(0.53)	(0.25)	-	(0.27)	(0.00) (e)	(0.27)	$11.80	(2.02%)
12/31/2012	$12.41	0.34	0.07	0.41	-	(0.38)	(0.12)	(0.50)	$12.32	3.22%
Institutional Class
06/30/2017(Unaudited)	$ 9.60	0.12	0.03	0.15	-	(0.13)	-	(0.13)	$ 9.62	1.52% (d)
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (e)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
12/31/2015 (f)	$10.00	0.17	(0.18)	(0.01)	(0.00) (e)	(0.21)	(0.03)	(0.24)	$ 9.75	(0.11%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$187,129	0.61% (h)	0.60% (h)	2.07% (h)	26% (d)(i)
12/31/2016	$205,403	0.60%	0.60%	1.90%	99% (j)
12/31/2015	$144,249	0.60%	0.60%	2.23%	42%
12/31/2014	$302,547	0.60%	0.60%	2.37%	38%
12/31/2013	$308,935	0.60%	0.60%	2.31%	60%
12/31/2012	$396,544	0.60%	0.60%	2.68%	60%
Institutional Class
06/30/2017 (Unaudited)	$201,412	0.26% (h)	0.25% (h)	2.42% (h)	26% (d)(i)
12/31/2016	$185,138	0.25%	0.25%	2.27%	99% (j)
12/31/2015 (f)	$153,855	0.25% (h)	0.25% (h)	2.52% (h)	42%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 21%.
(j)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period. Excluding these transactions, the portfolio turnover would have been 99%.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT MORTGAGE SECURITIES FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West U.S. Government Mortgage Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Semi-Annual Report - June 30, 2017

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

Semi-Annual Report - June 30, 2017

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Semi-Annual Report - June 30, 2017

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$392,008,053
Gross unrealized appreciation on investments	3,797,702
Gross unrealized depreciation on investments	(3,919,189)
Net unrealized depreciation on investments	$(121,487)
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments (Assets):	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Repurchase Agreements	$900,000	$—	$(900,000)	$—	$—
(a) Repurchase agreements are reported gross on the Statement of Assets and Liabilities.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.25% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $24,246,680 and $24,561,504, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $84,758,896 and $77,456,127, respectively.

Semi-Annual Report - June 30, 2017

5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $1,005,440 and received collateral as reported on the Statement of Assets and Liabilities of $1,026,250 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of U.S. Government Agency Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Effective July 17, 2017, the Great-West U.S. Government Mortgage Securities Fund name changed to the Great-West U.S. Government Securities Fund.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West U.S. Government Securities Fund (formerly Great-West U.S. Government Mortgage Securities Fund) (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class (formerly Initial Class) as compared against a composite of its benchmark indices (80% Barclays U.S. Mortgage-Backed Securities Index and 20% Barclays U.S. Government Index) and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, although the Fund underperformed its benchmark composite for the annualized one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the third, third, third and second quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three-, five- and ten-year periods ended December 31, 2016. In determining that it was satisfied with the investment performance of the Fund, the Board further noted that the Fund’s performance for the one-year period ended December 31, 2016 only trailed the peer group by 3 basis points.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the structure and the level of the investment management fee payable by the Fund and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.
In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was the lowest of its peer group. The Board further noted that the Fund’s total annual operating expense ratio was in the first quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and lower than the average and median of its peer group and peer universe.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017